UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21413

Name of Fund: BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Floating Rate Income Strategies Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2010

Date of reporting period: 11/30/2009

Item 1 – Schedule of Investments

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Industry	Common Stocks		Shares	Value
Building Products - 0.5%	Masonite Worldwide Holdings (a)		33,758	$ 1,181,530
Chemicals - 0.0%	GEO Specialty Chemicals, Inc. (a)		13,117	5,036
	Wellman Holdings, Inc. (a)		430	107
				5,143
Electrical Equipment - 0.0%	Medis Technologies Ltd. (a)		71,654	4,801
Energy Equipment &	Trico Marine Services, Inc. (a)		119,185	609,035
Services - 0.2%
Paper & Forest	Ainsworth Lumber Co. Ltd. (a)		136,289	264,727
Products - 0.2%	Ainsworth Lumber Co. Ltd. (a)(b)		152,951	297,415
	Western Forest Products, Inc. (a)(b)		84,448	15,603
				577,745
	Total Common Stocks - 0.9%			2,378,254
			Par
	Corporate Bonds		(000)
Aerospace & Defense - 0.7%	L-3 Communications Corp., 5.88%, 1/15/15	USD	500	490,000
	TransDigm, Inc., 7.75%, 7/15/14 (b)		1,300	1,319,500
				1,809,500
Airlines - 0.2%	Delta Air Lines, Inc., Series B, 9.75%, 12/17/16		600	600,000
Auto Components - 1.8%	Delphi International Holdings Unsecured, 12.00%, 10/06/14		32	31,660
	The Goodyear Tire & Rubber Co., 5.01%, 12/01/09 (c)		4,500	4,500,000
				4,531,660
Building Products - 2.1%	CPG International I, Inc., 7.87%, 7/01/12 (c)		3,500	3,176,250
	CPG International I, Inc., 10.50%, 7/01/13		2,300	2,087,250
				5,263,500
Capital Markets - 0.4%	Marsico Parent Co., LLC, 10.63%, 1/15/16		1,168	689,120
	Marsico Parent Holdco, LLC, 12.50%, 7/15/16 (b)(d)		501	107,784
	Marsico Parent Superholdco, LLC, 14.50%, 1/15/18 (b)(d)		347	74,542
				871,446
Chemicals - 0.5%	GEO Specialty Chemicals, Inc., 7.50%, 3/31/15 (b)(d)(e)		857	557,043
	GEO Specialty Chemicals, Inc., 10.00%, 3/31/15		844	548,704
Wellman Holdings, Inc., Third Lien Subordinate Note,
	5.00%, 1/29/19 (e)		441	220,500
				1,326,247
Commercial Services &	Clean Harbors, Inc., 7.63%, 8/15/16 (b)		800	805,000
Supplies - 0.5%	The Geo Group, Inc., 7.75%, 10/15/17 (b)		550	558,250
				1,363,250
Construction Materials - 0.6%	Nortek, Inc., 10.00%, 12/01/13		1,540	1,578,500
Consumer Finance - 0.5%	Inmarsat Finance Plc, 7.38%, 12/01/17 (b)		1,225	1,237,250
Containers & Packaging - 3.0%	Berry Plastics Escrow LLC, 8.25%, 11/15/15 (b)		1,600	1,580,000
	Clondalkin Acquisition BV, 2.25%, 12/15/13 (b)(c)		4,000	3,530,000
	Crown European Holdings SA, 6.25%, 9/01/11	EUR	15	23,199
	Owens Brockway Glass Container, Inc., 6.75%, 12/01/14		143	206,132
	Packaging Dynamics Finance Corp., 10.00%,
	5/01/16 (b)	USD	905	669,700
	Smurfit Kappa Acquisitions, 7.25%, 11/15/17	EUR	525	752,838
	Smurfit Kappa Acquisitions, 7.75%, 11/15/19		500	726,373
				7,488,242

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Corporate Bonds		(000)	Value
Diversified Financial	FCE Bank Plc, 7.13%, 1/16/12	EUR	900	$ 1,290,579
Services - 1.1%	Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16 (b)		400	591,609
	Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16 (b)	USD	800	808,000
				2,690,188
Diversified Telecommunication	Cincinnati Bell, Inc., 8.25%, 10/15/17		1,100	1,091,750
Services - 1.4%	PAETEC Holding Corp., 8.88%, 6/30/17		1,150	1,141,375
	Qwest Communications International, Inc.,
	8.00%, 10/01/15 (b)		600	600,000
	Qwest Corp., 8.38%, 5/01/16 (b)		540	564,300
				3,397,425
Food & Staples Retailing - 0.2%	AmeriQual Group LLC, 9.50%, 4/01/12 (b)		250	212,500
	Duane Reade, Inc., 11.75%, 8/01/15 (b)		190	204,725
				417,225
Food Products - 0.4%	Smithfield Foods, Inc., 10.00%, 7/15/14 (b)		900	942,750
Health Care Equipment &	DJO Finance LLC, 10.88%, 11/15/14		1,245	1,310,362
Supplies - 0.5%
Health Care Providers &	DaVita, Inc., 6.63%, 3/15/13		855	848,588
Services - 1.5%	Tenet Healthcare Corp., 9.00%, 5/01/15 (b)		175	185,063
	Tenet Healthcare Corp., 8.88%, 7/01/19 (b)		2,530	2,707,100
				3,740,751
Hotels, Restaurants &	American Real Estate Partners LP, 7.13%, 2/15/13		3,600	3,528,000
Leisure - 1.6%	Little Traverse Bay Bands of Odawa Indians, 10.25%,
	2/15/14 (a)(b)(f)		1,565	391,250
				3,919,250
Household Durables - 0.5%	Beazer Homes USA, Inc., 12.00%, 10/15/17 (b)		1,200	1,296,000
Independent Power Producers &	Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (b)		2,120	2,130,600
Energy Traders - 2.1%	NRG Energy, Inc., 7.25%, 2/01/14		3,155	3,182,606
				5,313,206
Industrial	Sequa Corp., 11.75%, 12/01/15 (b)		640	569,600
Conglomerates - 0.8%	Sequa Corp., 13.50%, 12/01/15 (b)(d)		1,700	1,478,968
				2,048,568
Machinery - 0.6%	Sunstate Equipment Co. LLC, 10.50%, 4/01/13 (b)		2,000	1,570,000
Marine - 0.2%	Navios Maritime Holdings, Inc., 8.88%, 11/01/17 (b)		530	543,250
Media - 3.2%	Affinion Group, Inc., 10.13%, 10/15/13		1,050	1,071,000
	CSC Holdings, Inc., 8.50%, 4/15/14 (b)		420	441,525
	CSC Holdings, Inc., Series B, 7.625%, 4/01/11		2,000	2,070,000
	Cablevision Systems Corp., Series B, 8.00%, 4/15/12		975	1,026,187
	EchoStar DBS Corp., 7.00%, 10/01/13		925	925,000
	Local Insight Regatta Holdings, Inc., 11.00%, 12/01/17		970	582,000
	UPC Germany GmbH, 8.13%, 12/01/17 (b)		2,000	2,000,000
				8,115,712
Metals & Mining - 0.4%	FMG Finance Property Ltd., 4.26%, 9/01/11 (b)(c)		265	257,712
	Ryerson, Inc., 7.66%, 11/01/14 (c)		900	794,250
				1,051,962
Oil, Gas & Consumable	SandRidge Energy, Inc., 3.91%, 4/01/14 (c)		1,600	1,353,203
Fuels - 0.5%

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Corporate Bonds		(000)	Value
Paper & Forest	Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (b)(d)	USD	1,176	$ 717,270
Products - 0.7%	NewPage Corp., 10.00%, 5/01/12		610	393,450
	Verso Paper Holdings LLC, Series B, 4.03%, 8/01/14 (c)		910	682,500
				1,793,220
Pharmaceuticals - 1.1%	Angiotech Pharmaceuticals, Inc., 4.01%, 12/01/13 (c)		1,190	981,750
	Elan Finance Plc, 4.27%, 11/15/11 (c)		1,820	1,692,600
				2,674,350
Semiconductors &	Advanced Micro Devices, Inc., 8.13%, 12/15/17 (b)		475	448,281
Semiconductor	Avago Technologies Finance Pte. Ltd., 5.86%, 6/01/13 (c)		900	900,563
Equipment - 1.2%	Spansion, Inc., 3.79%, 6/01/13 (a)(b)(f)		1,720	1,788,800
				3,137,644
Wireless Telecommunication	Cricket Communications, Inc., 7.75%, 5/15/16 (b)		2,500	2,468,750
Services - 1.7%	Crown Castle International Corp., 9.00%, 1/15/15		165	174,487
	Digicel Group Ltd., 9.13%, 1/15/15 (b)(d)		278	268,270
	iPCS, Inc., 2.41%, 5/01/13 (c)		1,500	1,323,750
				4,235,257
	Total Corporate Bonds - 30.0%			75,619,918
	Floating Rate Loan Interests (c)
Aerospace & Defense - 1.1%	Avio SpA Facility B2 (USD), 2.36%, 12/15/14		811	732,720
	Avio SpA Facility C2 (USD), 2.98%, 12/15/15		865	781,112
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit
	Facility Deposit, 2.28%, 3/26/14		98	72,924
	Hawker Beechcraft Acquisition Co., LLC, Term Loan,
	2.23% - 2.28%, 3/26/14		1,611	1,202,888
				2,789,644
Airlines - 0.4%	Delta Air Lines, Inc., Credit-Linked Deposit Loan,
	0.09% - 2.28%, 4/30/12		1,225	1,075,958
Auto Components - 2.9%	Allison Transmission, Inc., Term Loan, 2.99% - 3.04%,
	8/07/14		4,812	4,210,683
	Dana Holding Corp., Term Advance,
	6.50% - 7.25%, 1/31/15		1,390	1,240,550
	GPX International Tire Corp., Amendment Fee,
	12.00%, 4/11/12 (a)(f)		22	6,626
	GPX International Tire Corp., Tranche B Term Loan,
	10.25%, 3/30/12 (a)(f)		1,280	384,097
	Lear Corp. Loan (Closing Date Loan & Delayed Draw
	Loan), 7.50%, 10/14/14		1,406	1,408,300
				7,250,256
Automobiles - 0.4%	Ford Motor Co., Tranche B-1 Term Loan,
	3.24% - 3.29%, 12/15/13		1,270	1,112,717
Beverages - 0.7%	Culligan International Co., Loan (Second Lien),
	5.17%, 4/24/13	EUR	500	275,909
	Inbev NV Bridge Loan, 1.43%, 7/15/11	USD	1,444	1,434,815
				1,710,724
Building Products - 2.0%	Building Materials Corp. of America, Term Loan Advance,
	3.00%, 2/22/14		1,963	1,775,309

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests (c)		(000)	Value
	Goodman Global Inc., Term Loan, 6.25%, 2/13/14	USD	2,075	$ 2,073,272
	PGT Industries, Inc., Tranche A-2 Term Loan,
	7.25%, 2/14/12		1,496	1,106,865
				4,955,446
Chemicals - 5.1%	Ashland Inc., Term B Borrowing, 7.65%, 5/13/14		860	872,716
	Edwards (Cayman Islands II) Ltd., Term Loan (First
	Lien), 2.26%, 5/31/14		489	407,495
	Gentek Holding, LLC, Tranche B Term Loan,
	7.00%, 10/20/14		900	903,750
	Huish Detergents Inc., Tranche B Term Loan,
	1.99%, 4/26/14		716	679,244
	Matrix Acquisition Corp. (MacDermid, Inc.),
	Tranche C Term Loan, 2.66%, 12/15/13	EUR	573	688,156
	Nalco Co., Term Loan, 6.50%, 5/13/16	USD	2,438	2,452,986
PQ Corp. (fka Niagara Acquisition, Inc.), Original Term
	Loan (First Lien), 3.49% - 3.54%, 7/30/14		3,950	3,476,000
	Solutia Inc., Loan, 7.25%, 2/28/14		3,318	3,356,303
				12,836,650
Commercial Services &	ARAMARK Corp., Facility Letter of Credit,
Supplies - 2.8%	2.31%, 1/26/14		105	94,382
	ARAMARK Corp., U.S. Term Loan, 2.11% - 2.16%, 1/26/14		1,592	1,435,148
	Casella Waste Systems, Inc., Term Loan B, 7.00%,
	4/08/14		748	749,995
	John Maneely Co., Term Loan, 3.49% - 3.53%, 12/09/13		844	772,062
	Johnson Diversey, Inc., Term Loan B, 5.50%, 11/20/15		900	897,750
	Synagro Technologies, Inc., Term Loan (First Lien),
	2.23% - 2.24%, 4/02/14		1,568	1,264,189
	West Corp., Incremental Term Loan B-3, 7.25%, 11/08/13		1,496	1,486,227
	West Corp., Term Loan B-2, 2.61%, 10/24/13		532	474,976
				7,174,729
Computers &	Intergraph Corp., Initial Term Loan (First Lien),
Peripherals - 0.3%	2.26%, 5/29/14		419	390,429
	Intergraph Corp., Term Loan (Second Lien), 6.26%,
	11/28/14		500	470,000
				860,429
Consumer Finance - 0.5%	DaimlerChrysler Financial Services Americas LLC, Term Loan
	(First Lien), 4.24%, 8/03/12		1,325	1,273,104
Containers & Packaging - 0.8%	Graham Packaging Co., LP, Term Loan B,
	2.50%, 10/07/11		108	104,561
	Graham Packaging Co., LP, Term Loan C, 6.75%, 4/27/14		1,084	1,081,126
	Graphic Packaging International, Inc., Incremental
	Term Loan, 2.98% - 5.00%, 5/16/14		770	724,900
				1,910,587
Distributors - 0.1%	Keystone Automotive Operations, Inc., Loan,
	3.74% - 5.75%, 1/12/12		442	276,075

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests (c)		(000)	Value
Diversified Consumer	Coinmach Service Corp., Term Loan,
Services - 2.2%	3.24% - 3.27%, 11/14/14	USD	2,709	$ 2,302,350
	Laureate Education, Inc., Series A, New Term Loan,
	7.00%, 12/31/14		3,500	3,373,125
				5,675,475
Diversified Financial	CIT Group, Inc., Tranche 2A Term Loan A, 9.50%, 1/20/12		4,125	4,183,439
Services - 2.2%	Reynolds Group Holdings Inc., U.S. Term Loan,
	6.25%, 10/28/15		1,300	1,296,750
				5,480,189
Diversified Media - 0.4%	AlixPartners, LLP, Tranche C Term Loan,
	2.24% - 2.30%, 10/12/13		1,166	1,117,560
Diversified Telecommunication	Integra Telecom Holdings, Inc., Term Loan (First Lien),
Services - 1.9%	10.50%, 8/31/13		1,746	1,733,910
PAETEC Holding Corp., Incremental Term Loan, 2.73%,
	2/28/13		168	158,076
	Wind Finance SL SA, Facility (Second Lien), 7.68%,
	12/17/14	EUR	1,000	1,510,359
	Wind Telecomunicazioni SpA, A1 Term Loan Facility,
	3.01%, 9/22/12		1,000	1,458,795
				4,861,140
Electrical Equipment - 0.7%	Baldor Electric Co., Term Loan, 5.25%, 1/31/14	USD	1,366	1,355,573
	Generac Acquisition Corp., Term Loan (First Lien),
	2.78%, 11/10/13		548	495,614
				1,851,187
Energy Equipment &	Dresser, Inc., Term Loan B, 2.52%, 5/04/14		1,000	917,143
Services - 1.1%	MEG Energy Corp., Delayed Draw Term Loan,
	2.29%, 4/02/13		984	893,983
	MEG Energy Corp., Initial Term Loan, 2.29%, 4/03/13		965	876,944
				2,688,070
Food & Staples	AB Acquisitions UK Topco 2 Ltd. (fka Alliance Boots),
Retailing - 3.8%	Facility B1, 3.52%, 7/09/15	GBP	1,300	1,871,774
	DS Waters of America Inc., Term Loan,
	2.54%, 10/29/12	USD	917	852,758
	McJunkin Corp., Term Loan, 5.50%, 1/31/14		497	473,400
	Pierre Foods, Inc., Term Loan, 8.50%, 9/23/14		656	658,778
	Pilot Travel Centers, Term Loan B, 0.00%, 11/18/15		2,750	2,752,291
	Rite Aid Corp., Tranche 4 Term Loan, 9.50%, 6/10/15		1,900	1,953,833
	SuperValu, Term Loan B, 1.50%, 6/02/12		755	713,286
	WM. Bolthouse Farms, Inc., Term Loan (First Lien),
	5.50%, 12/16/12		365	354,388
				9,630,508
Food Products - 4.2%	Cloverhill Bakery, Delay Draw Term Loan, 8.50%, 10/14/14		411	408,661
	Cloverhill Bakery, Term Loan, 8.50%, 10/14/14		1,889	1,879,839
	Dole Food Co., Inc., Credit-Linked Deposit,
	7.78%, 4/12/13		390	391,913

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests (c)		(000)	Value
	Dole Food Co., Inc., Tranche B Term Loan,
	8.00%, 4/12/13	USD	680	$ 683,329
	Michaels Stores, Inc., Term Loan B, 4.81%, 7/31/16		1,094	970,898
	Solvest, Ltd. (Dole), Tranche C Term Loan, 8.00%, 4/12/13		2,248	2,258,416
	Wm. Wrigley Jr. Co., Tranche B Term Loan,
	6.50%, 9/30/14		3,874	3,886,056
				10,479,112
Health Care Equipment &	Biomet, Inc., Dollar Term Loan, 3.25% - 3.29%, 3/25/15		2,244	2,120,840
Supplies - 1.3%	DJO Finance LLC (ReAble Therapeutics Finance LLC),
	Term Loan, 3.23% - 3.28%, 5/20/14		983	922,322
	Hologic, Inc., Tranche B Term Loan, 3.50%, 3/31/13		162	158,364
				3,201,526
Health Care Providers &	CCS Medical, Inc. (Chronic Care), Loan Debtor in Possession,
Services - 6.0%	11.00%, 11/16/12		31	31,247
	CCS Medical, Inc. (Chronic Care), Term Loan (First
	Lien), 4.35%, 9/30/12 (a)(f)		750	392,500
	CCS Medical Return of Capital, 0.00%, 9/30/11		250	130,833
	CHS/Community Health Systems, Inc., Delayed Draw
	Term Loan, 2.51%, 7/25/14		221	202,272
	CHS/Community Health Systems, Inc., Funded Term
	Loan, 2.48% - 2.51%, 7/25/14		4,320	3,947,175
	DaVita Inc., Tranche B-1 Term Loan,
	1.74% - 1.79%, 10/05/12		200	188,722
	Fresenius SE Term Loan B2, 6.75%, 7/06/14		903	905,376
	Fresenius SE Tranche B1 Term Loan, 6.75%, 7/06/14		1,479	1,481,728
	HCA Inc., Tranche A-1 Term Loan, 1.78%, 11/17/12		3,512	3,260,984
	HCA Inc., Tranche B-1 Term Loan, 2.53%, 11/18/13		3,098	2,875,415
Vanguard Health Holding Co. II, LLC (Vanguard Health
	System, Inc.), Replacement Term Loan, 2.48%, 9/23/11		1,764	1,708,078
				15,124,330
Hotels, Restaurants &	Busch Entertainment Corp., Term Loan, 5.75%, 5/05/16		2,250	2,250,562
Leisure - 4.0%	Golden Nugget, Inc., Term Loan (Second Lien), 3.51%,
	12/31/14		250	100,000
Green Valley Ranch Gaming, LLC, Loan (Second Lien),
	3.55%, 8/16/14		500	112,500
	Harrah's Operating Co., Inc.,
	Term Loan B-1, 3.28%, 1/28/15		192	148,918
	Harrah's Operating Co., Inc.,
	Term Loan B-2, 3.28%, 1/28/15		2,259	1,750,557
	Harrah's Operating Co., Inc.,
	Term Loan B-3, 3.28%, 1/28/15		169	130,698
	Penn National Gaming, Inc., Term Loan B,
	1.98% - 2.03%, 10/03/12		1,136	1,082,930
	QCE, LLC (Quiznos), Term Loan (First Lien),
	2.56%, 11/05/13		976	785,367

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests (c)		(000)	Value
	Travelport LLC (fka Travelport Inc.),
	Original Post-First Amendment and Restatement,
	Synthetic Letter of Credit Loan, 2.78%, 8/23/13	USD	178	$ 157,588
	Travelport LLC (fka Travelport Inc.),
	Tranche B Dollar Term Loan, 2.78%, 8/23/13		889	785,387
	Universal City Development, Term Loan B, 7.75%, 10/29/14		1,500	1,492,032
	VML US Finance LLC (aka Venetian Macau), Term B
	Delayed Draw Project Loan, 5.79%, 5/25/12		382	361,102
	VML US Finance LLC (aka Venetian Macau), Term B
	Funded Project Loan, 5.79%, 5/27/13		862	814,761
				9,972,402
Household Durables - 2.8%	American Residential Services LLC, Term Loan (Second
	Lien), 12.00%, 4/17/15		2,051	1,927,183
	Jarden Corp., Term Loan B3, 2.78%, 1/24/12		1,280	1,244,385
	Simmons Bedding Co., Tranche D Term Loan,
	10.50%, 12/19/11		3,166	3,118,475
	Yankee Candle Co., Inc., Term Loan, 2.24%, 2/06/14		809	743,915
				7,033,958
IT Services - 4.1%	Audio Visual Services Group, Inc.,
	Loan (Second Lien), 6.79%, 8/28/14		1,059	105,867
	Audio Visual Services Group, Inc.,
	Tranche B Term Loan (First Lien), 2.54%, 2/28/14		997	683,257
	Ceridian Corp., U.S. Term Loan, 3.24% - 3.28%,
	11/09/14		1,152	993,349
	First Data Corp., Initial
	Tranche B-1 Term Loan, 2.99% - 3.04%, 9/24/14		788	655,673
	First Data Corp., Initial
	Tranche B-2 Term Loan, 3.03% - 3.04%, 9/24/14		4,618	3,835,236
	First Data Corp., Initial
	Tranche B-3 Term Loan, 3.03% - 3.04%, 9/24/14		341	282,497
	RedPrairie Corp., Loan (Second Lien), 6.78%, 1/20/13		300	254,250
	RedPrairie Corp., Term Loan B, 3.31% - 5.25%, 7/20/12		562	528,051
	SunGard Data Systems Inc. (Solar Capital Corp.),
	Incremental Term Loan, 6.75%, 2/28/14		898	902,671
	SunGard Data Systems Inc. (Solar Capital Corp.),
	Tranche B U.S. Term Loan, 3.88% - 3.90%, 2/28/16		2,255	2,119,060
				10,359,911
Independent Power Producers &	Dynegy Holdings Inc., Letter of Credit Facility Term
Energy Traders - 1.9%	Loan, 3.99%, 4/02/13		1,388	1,310,486
	Dynegy Holdings Inc., Tranche B Term Loan,
	3.99%, 4/02/13		112	105,764
	Texas Competitive Electric Holdings Co., LLC (TXU),
	Initial Tranche B-1 Term Loan, 3.75% - 3.78%, 10/10/14		2,522	1,876,781
	Texas Competitive Electric Holdings Co., LLC (TXU),
	Initial Tranche B-2 Term Loan, 3.74% - 3.78%, 10/10/14		225	167,634

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests (c)		(000)	Value
	Texas Competitive Electric Holdings Co., LLC (TXU), Initial
	Tranche B-3 Term Loan, 3.74% - 3.78%, 10/10/14	USD	1,940	$ 1,433,055
				4,893,720
Industrial	Sequa Corp., Term Loan, 3.58% - 3.94%, 12/03/14		1,519	1,311,921
Conglomerates - 0.5%
Insurance - 0.2%	Alliant Holdings I, Inc., Term Loan, 3.28%, 8/21/14		490	443,450
Internet & Catalog	FTD Group, Inc., Tranche B Term Loan, 6.75%, 8/26/14		688	682,799
Retail - 0.3%
Leisure Equipment &	24 Hour Fitness Worldwide, Inc., Tranche B Term
Products - 1.6%	Loan, 2.74% - 2.79%, 6/08/12		3,860	3,576,935
	Fender Musical Instruments Corp.,
	Delayed Draw Term Loan, 2.54%, 6/09/14		165	139,305
	Fender Musical Instruments Corp.
	Initial Loan, 2.54%, 6/09/14		326	275,789
				3,992,029
Life Sciences Tools &	Life Technologies Corp., Term B Facility, 5.25%, 11/23/15		2,529	2,523,521
Services - 1.0%
Machinery - 2.5%	Accuride Term Loan, 6.00%, 1/31/12		790	784,075
	NACCO Materials Handling Group, Inc., Loan,
	2.23% - 2.52%, 3/21/13		1,451	1,146,488
	Navistar Financial Corp., Tranche A Term Loan,
	2.25%, 3/27/10		1,938	1,906,844
	Oshkosh Truck Corp., Term Loan B, 6.29% - 6.33%,
	12/06/13		2,382	2,373,780
				6,211,187
Media - 21.1%	Affinion Group Holdings, Inc., Loan, 8.27%, 3/01/12		1,295	1,149,579
	Catalina Marketing Corp., Initial Term Loan,
	2.99%, 10/01/14		1,348	1,250,443
Cengage Learning Acquisitions, Inc. (Thomson Learning),
	Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		4,189	4,121,316
	Cequel Communications, LLC, Term Loan,
	2.26% - 4.25%, 11/05/13		1,826	1,684,617
	Cequel Communications, LLC, Tranche A Term Loan
	(Second Lien), 4.76%, 5/05/14		2,000	1,905,000
	Charter Communications Operating, LLC, New Term
	Loan, 2.26%, 3/06/14		1,000	924,167
Charter Communications Operating LLC, Term Loan B1,
	7.25%, 3/25/14		3,453	3,487,076
	HMH Publishing Co., Ltd. Mezzanine, 17.50%, 11/14/14		568	113,544
	HMH Publishing Co., Ltd. Tranche A Term Loan,
	5.28%, 6/12/14		2,648	2,247,197
	Hanley-Wood, LLC (FSC Acquisition), Term Loan,
	2.48% - 2.53%, 3/08/14		1,474	618,975
	Harland Clarke Holdings Corp. (fka Clarke American Corp.),
	Tranche B Term Loan, 2.73% - 2.78%, 6/30/14		978	802,161

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
Schedule of Investments November 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests (c)		(000)	Value
	Insight Midwest Holdings, LLC, B Term Loan,
	2.29%, 4/07/14	USD	1,825	$ 1,703,767
	Intelsat Corp. (fka PanAmSat Corp.), Tranche B-2-A
	Term Loan, 2.74%, 1/03/14		333	308,917
	Intelsat Corp. (fka PanAmSat Corp.), Tranche B-2-B
	Term Loan, 2.74%, 1/03/14		333	308,823
	Intelsat Corp. (fka PanAmSat Corp.), Tranche B-2-C
	Term Loan, 2.74%, 1/03/14		333	308,823
	Intelsat Subsidiary Holding Co. Ltd., Tranche B Term
	Loan, 2.74%, 1/03/14		1,891	1,769,591
Lamar Media Corp., Series B, Incremental Term Loan,
	5.50%, 9/28/12		1,079	1,070,528
Lamar Media Corp., Series E, Incremental Term Loan,
	5.50%, 3/15/13		488	484,746
	Lamar Media Corp. Term Loan, 5.50%, 9/30/12		1,512	1,499,783
	Lavena Holding 3 GmbH (Prosiebensat.1 Media AG),
	Facility B1, 3.53%, 6/30/15	EUR	337	334,335
	Lavena Holding 3 GmbH (Prosiebensat.1 Media AG),
	Facility C1, 3.78%, 6/30/16		337	334,335
	MCC Iowa LLC (Mediacom Broadband Group),
	Tranche A Term Loan, 1.73%, 3/31/10	USD	372	364,438
	MCC Iowa LLC (Mediacom Broadband Group),
	Tranche E Term Loan, 6.50%, 1/03/16		2,861	2,862,304
MCNA Cable Holdings LLC (OneLink Communications),
	Loan (PIK facility), 7.23%, 3/01/13		1,289	515,574
	Mediannuaire Holding (Pages Jaunes), Term Loan D,
	5.03%, 1/11/17	EUR	500	450,464
	Metro-Goldwyn-Mayer Inc., Tranche B Term Loan,
	20.50%, 4/09/12	USD	2,498	1,561,447
	Multicultural Radio Broadcasting, Inc., Term Loan,
	2.99%, 12/18/12		311	233,250
	Newsday, LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		1,750	1,831,667
	Nielsen Finance LLC Class A Dollar Term Loan,
	2.24%, 8/09/13		1,809	1,625,820
	Nielsen Finance LLC Class B Dollar Term Loan,
	3.99%, 5/01/16		3,769	3,444,290
	Penton Media, Inc., Loan (Second Lien), 5.28%, 2/01/14		1,000	203,333
Sinclair Television Group, Inc., Tranche B Term Loan,
	6.50%, 10/16/15		1,250	1,250,521
	Springer Term Loan B, 3.14%, 9/16/11	EUR	1,000	1,439,157
	Sunshine Acquisition Ltd. (aka HIT Entertainment),
	Term Facility, 2.53%, 3/20/12	USD	1,757	1,506,656
	TWCC Holding Corp., Term Loan, 7.25%, 9/14/15		2,732	2,732,450
	UPC Financing Partnership, Facility U, 4.43%,
	12/31/17	EUR	1,850	2,563,271

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests (c)		(000)	Value
	Virgin Media Investment Holdings Ltd., C Facility,
	3.58%, 7/17/13	GBP	790	$ 1,206,841
	Virgin Media NTL, Term Loan A, 3.49%, 3/03/11		529	845,995
	World Color Press Inc. and World Color (USA) Corp.
	(fka Quebecor World Inc.), Advance, 9.00%, 7/23/12	USD	1,298	1,300,897
	Yell Group Plc TPI, Term Loan A, 7.12%, 8/09/11		1,000	915,000
				53,281,098
Multi-Utilities - 0.8%	Energy Transfer Equity, LP, Term Loan, 1.99%, 11/01/12		1,000	973,125
FirstLight Power Resources, Inc. (fka NE Energy, Inc.),
	Synthetic Letter of Credit, 2.81%, 11/01/13		86	77,954
FirstLight Power Resources, Inc. (fka NE Energy, Inc.),
	Term Advance (Second Lien), 4.81%, 5/01/14		500	422,500
FirstLight Power Resources, Inc. (fka NE Energy, Inc.),
	Term B Advance (First Lien), 2.81%, 11/01/13		664	605,015
				2,078,594
Multiline Retail - 0.8%	Dollar General Corp., Tranche B-2 Term Loan,
	2.98%, 7/07/14		1,970	1,834,073
	The Neiman Marcus Group Inc., Term Loan,
	2.24% - 2.32%, 4/06/13		155	131,836
				1,965,909
Oil, Gas & Consumable	Big West Oil, LLC, Delayed Advance Loan, 4.50%, 5/15/14		779	739,876
Fuels - 1.4%	Big West Oil, LLC, Initial Advance Loan, 4.50%, 5/15/14		619	588,402
	Coffeyville Resources, LLC, Tranche D Term Loan,
	8.50%, 12/30/13		1,555	1,546,398
	Vulcan Energy Corp. (fka Plains Resources Inc.),
	Term Loan B4, 5.50%, 9/30/15		775	776,938
				3,651,614
Packaging - 0.4%	Berry Plastics Holding Corp., Term Loan C, 2.30%,
	4/02/15		1,050	882,875
Paper & Forest	Georgia-Pacific LLC, Term Loan B,
Products - 1.9%	2.24% - 2.30%, 12/22/12		4,286	4,067,974
	Verso Paper Finance Holdings LLC, Loan,
	6.53% - 7.28%, 2/01/13		2,017	726,212
				4,794,186
Personal Products - 0.4%	American Safety Razor Co., LLC, Loan (Second Lien),
	6.54%, 1/30/14		425	349,208
	American Safety Razor Co., LLC, Term Loan (First
	Lien), 2.79%, 7/25/13		300	281,500
	Revlon, Term Loan B, 4.29%, 1/15/12		300	288,000
				918,708
Pharmaceuticals - 1.3%	Catalent Pharma Solutions, Inc. (fka Cardinal Health
	409, Inc.), Term Loan, 2.69%, 4/15/14	EUR	278	358,344
	Warner Chilcott Co., LLC, Term Loan A, 5.50%,
	10/14/14		1,119	1,114,442
	Warner Chilcott Co., LLC, Term Loan B-2, 5.75%,
	4/30/15	USD	1,231	1,225,887

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Floating Rate Loan Interests (c)		(000)	Value
	Warner Chilcott Corp., Incremental Term Loan B-1,
	5.75%, 3/30/15	USD	559 $	557,221
				3,255,894
Real Estate Management &	Mattamy Funding Partnership, Loan, 2.56%, 4/11/13		965	772,000
Development - 1.2%	Realogy Corp., Delay Draw Term Loan, 3.28%, 10/10/13		650	551,146
	Realogy Corp., Initial Term Loan B, 3.29%, 10/10/13		1,955	1,657,678
				2,980,824
Specialty Retail - 0.6%	Adesa, Inc. (KAR Holdings, Inc.), Initial Term Loan,
	2.49%, 10/21/13		1,000	918,333
	Michaels Stores, Inc., Term Loan B, 2.56%, 10/31/13		597	514,023
				1,432,356
Wireless Telecommunication	Digicel International Finance Ltd., Tranche A,
Services - 1.8%	2.81%, 3/30/12		2,367	2,266,103
	MetroPCS Wireless, Inc., Tranche B Term Loan,
	2.50% - 2.56%, 11/03/13		1,750	1,612,188
	Ntelos Inc., Term B Advance, 5.75%, 8/07/15		625	623,438
				4,501,729
	Total Floating Rate Loan Interests - 91.5%			230,504,101
			Beneficial
			Interest
	Other Interests (g)		(000)
Auto Components - 0.7%	Delphi Debtor in Possession Holding Co. LLP, Class B
	Membership Interests		-(h)	1,775,807
Diversified Financial	JG Wentworth LLC Preferred Equity Interests		-(h)	619,050
Services - 0.2%
	Total Other Interests - 0.9%			2,394,857
	Preferred Stocks		Shares
Capital Markets - 0.0%	Marsico Parent Superholdco, LLC, 16.75% (b)		78	17,550
	Total Preferred Stocks - 0.0%			17,550
	Total Long-Term Investments (Cost - $338,661,110) - 123.3%			310,914,680
	Short-Term Securities
	BlackRock Liquidity Funds, TempFund, Institutional
	Class, 0.16% (i)(j)		2,491,605	2,491,605
	Total Short-Term Securities
	(Cost - $2,491,605) - 1.0%			2,491,605
	Options Purchased		Contracts
Over-the-Counter Call Options	Marsico Parent Superholdco LLC, Strike Price USD 942.86,
	Expires 12/21/19, Broker Goldman Sachs & Co.		20	20,000
	Total Options Purchased
	(Cost - $19,556) - 0.0%			20,000
	Total Investments
	(Cost - $341,172,271*) - 124.3%			313,426,285
	Liabilities in Excess of Other Assets - (24.3)%			(61,228,673)
	Net Assets - 100.0%		$ 252,197,612

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Schedule of Investments November 30, 2009 (Unaudited)

* The cost and unrealized appreciation (depreciation) of investments as of November 30,

2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 341,433,801
Gross unrealized appreciation	$ 5,660,520
Gross unrealized depreciation	(33,668,036)
Net unrealized depreciation	$ (28,007,516)

(a) Non-income producing security.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c) Variable rate security. Rate shown is as of report date.
(d) Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(e) Convertible security.
(f) Issuer filed for bankruptcy and/or is in default of interest payments.
(g) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(h) Amount is less than $1,000.
(i) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	$ 473,226	$ 571,631

(j) Represents the current yield as of report date.
• For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-
classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by
Fund management. This definition may not apply for the purposes of this report, which may combine industry sub-
classifications for reporting ease.

• Foreign currency exchange contracts as of November 30, 2009 were as follows:

				Unrealized
Currency	Currency		Settlement	Appreciation
Purchased	Sold	Counterparty	Date	(Depreciation)
USD 14,558,193	EUR 9,790,500	Citibank NA	1/20/10	$ (140,073)
USD 304,131	CAD 316,000	Goldman Sachs & Co.	1/27/10	4,722
USD 5,754,108	GBP 3,499,000	Citibank NA	1/27/10	139
Total				$ (135,212)

• Credit default swaps on single-name issues - buy protection outstanding as of November 30, 2009 were as follows:

	Pay			Notional		Unrealized
	Fixed			Amount		Appreciation
Issuer	Rate	Counterparty	Expiration	(000)		(Depreciation)
Masco Corp.	5.30%	JPMorgan Chase Bank NA	3/20/14	USD 1,000		$ (116,579)
Mohawk
Industries Inc.	4.45%	JPMorgan Chase Bank NA	3/20/14	USD	1,000	(85,020)
Ford Motor Co.	5.00%	Deutsche Bank AG	9/20/14	USD	850	5,070
Total						$ (196,529)

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Schedule of Investments November 30, 2009 (Unaudited)

• Credit default swaps on single-name issues-sold protection outstanding as of November 30, 2009 were as follows:

	Receive				Notional
	Fixed			Credit	Amount	Unrealized
Issuer	Rate	Counterparty	Expiration	Rating[1]	(000)[2]	Depreciation
Ford Motor Co.	3.80%	UBS AG	3/20/10	B-	USD 2,000	$ (8,987)

1 Using Standard & Poor's rating of the issuer

2 The maximum potential amount the Fund may be required to pay should a negative credit event take place as defined under the terms of the agreement

• Currency Abbreviations:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	US Dollar

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Schedule of Investments November 30, 2009 (Unaudited)

The following table summarizes the inputs used as of November 30, 2009 in determining the fair valuation of the Fund's investments:

Valuation		Investments in
Inputs		Securities
		Assets
Level 1
Long-Term Investments:
Common Stocks	$ 2,075,696
Short-Term Securities		2,491,605
Total Level 1		4,567,301
Level 2
Long-Term Investments:
Common Stocks		297,415
Corporate Bonds		73,662,012
Floating Rate Loan Interests		170,087,380
Preferred Stocks		17,550
Total Level 2		244,064,357
Level 3
Long-Term Investments:
Common Stocks		5,143
Corporate Bonds		1,957,906
Floating Rate Loan Interests		60,416,721
Other Interests		2,394,857
Total Level 3		64,774,627
Total	$ 313,406,285
Valuation	Other Financial
Inputs	Instruments[1]
	Assets	Liabilities
Level 1	-	-
Level 2	$ 29,931	$ (350,659)
Level 3	-	(122,736)
Total	$ 29,931	$ (473,395)

1 Other financial instruments are swaps, options purchased, foreign currency exchange contracts and unfunded loan commitments. Swaps, foreign currency exchange contracts and unfunded loan commitments are valued at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Schedule of Investments November 30, 2009 (Unaudited)
The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

		Investments in Securities
	Common	Corporate	Floating Rate	Other
	Stocks	Bonds	Loan Interests	Interests	Total
Balance, as of August 31,
2009	$ 5,143	$ 2,823,032	$ 54,573,840	$ 262,849	$ 57,664,864
Accrued discounts/premiums	-	-	-	-	-
Realized gain (loss)	-	(7,066)	(8,263,726)	-	(8,270,792)
Change in unrealized appreciation/
depreciation[1]	-	6,744	14,767,239	356,201	15,130,184
Net purchases (sales)	-	3,536	(7,388,282)	-	(7,384,746)
Net transfers in/out of
Level 3	-	(868,340)	6,727,650	1,775,807	7,635,117
Balance, as of November 30,
2009	$ 5,143	$ 1,957,906	$ 60,416,721	$ 2,394,857	$ 64,774,627

1 The change in unrealized appreciation/depreciation on securities still held at November 30, 2009 was $11,824,434.

The following is a reconciliation of other financial instruments for unobservable inputs (Level 3)
used in determining fair value:

Other Financial

Instruments2
Liabilities

Balance, as of August 31, 2009	$ (49,905)
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation/depreciation	-
Net purchases (sales)	-
Net transfers in/out of Level 3	(72,831)
Balance, as of November 30, 2009	$ (122,736)
[2] Other financial instruments are unfunded loan commitments.

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Strategies Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date: January 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date: January 22, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date: January 22, 2010